BORROWINGS	12 Months Ended
Dec. 31, 2024
BORROWINGS
LOANS AND BORROWINGS

10    BORROWINGS

The Company’s borrowings consisted of the following:

	As of December 31,
	2023	2024

Short-term borrowings	422,407	1,798,531
Current portion of long-term borrowings	2,159,943	2,543,118
Sub-total	2,582,350	4,341,649
Long-term borrowings, excluding current portion	23,088,055	21,905,985
Total borrowings	25,670,405	26,247,634

Short-term borrowings

The Company’s short-term borrowings consisted of the following:

	As of December 31,
	2023	2024

Unsecured short-term borrowings	409,407	1,798,531
Secured short-term borrowings	13,000	—
	422,407	1,798,531

The secured short-term borrowings were guaranteed by the equity interests of the subsidiaries of GDS Holdings Limited.

The weighted average interest rates of short-term borrowings outstanding as of December 31, 2023 and 2024 were 3.17% and 6.39% per annum, respectively, taking into the consideration of debt issuance costs incurred relating to the facilities.

Long-term borrowings

The Company’s long-term borrowings consisted of the following:

	As of December 31,
	2023	2024

Unsecured long-term borrowings	30,085	30,743
Secured long-term borrowings	25,217,913	24,418,360
	25,247,998	24,449,103

Long-term borrowings were secured by the following assets:

	As of December 31,
	2023	2024

Accounts receivable	1,694,012	2,383,419
Other current assets	97,307	87,225
Property and equipment, net	9,056,333	8,310,725
Prepaid land use rights, net	17,262	16,791
Operating lease ROU assets	3,681,166	3,639,061
Other non-current assets	24,272	19,052
	14,570,352	14,456,273

In addition to the above assets pledged for secured borrowings, some of the borrowings were guaranteed by the equity interests of the subsidiaries of GDS Holdings Limited.

The weighted average interest rates of long-term borrowings as of December 31, 2023 and 2024 were 4.84% and 4.12% per annum, respectively, taking into the consideration of debt issuance costs incurred relating to the facilities.

The outstanding long-term borrowings mature serially from 2025 to 2038. The aggregate maturities of the above long-term borrowings for each for the five years and thereafter subsequent to December 31, 2024 are as follows:

Long-term borrowings
Twelve months ending December 31,
2025	2,543,118
2026	2,856,779
2027	3,167,191
2028	3,205,937
2029	2,525,396
Thereafter	10,150,682
24,449,103

The Company entered into secured loan agreements with various financial institutions for project development and working capital purpose with terms ranging from 1 to 15 years.

As of December 31, 2024, the Company had total working capital and project financing credit facilities of RMB29,318,570 from various financial institutions, of which the unused amount was RMB3,316,800. As of December 31, 2024, the Company had drawn down RMB26,001,770 from such facilities, of which RMB1,793,891 (net of debt issuance costs of RMB3,789) was recorded in short-term borrowings and RMB24,140,983 (net of debt issuance costs of RMB63,107) was recorded in long-term borrowings, respectively. In addition, the Company also had certain borrowings from non-financial institutions.

Drawdowns from the credit facility from financial institutions are subject to the approval of the banks and are subject to the terms and conditions of each agreement.

More specifically, the terms of these secured loan facility agreements generally include one or more of the following conditions. If any of the below conditions were to be triggered, the Company could be obligated to notify the lender or repay any loans outstanding immediately or on an accelerated repayment schedule.

Below are the terms and conditions for project loan facilities as of December 31, 2024:

(i)

GDS Holdings and GDS Investment Company are not or cease to be, directly or indirectly, the legal and beneficial owner of 100% of the equity interests of, and have the power (whether by way of ownership of shares, proxy, contract, agency or otherwise) to control, GDS Investment Company (in the case of GDS Holdings), GDS Beijing, Global Data Solutions Co., Ltd. (“GDS Suzhou”), a subsidiary company of GDS Beijing and the relevant borrowing subsidiaries;

(ii)	Management HoldCo ceases to, directly or indirectly, own at least 100% of the equity interests of and have the power to control GDS Beijing or GDS Suzhou;
(iii)

GDS Beijing, GDS Suzhou and the relevant borrowing subsidiaries cease to, directly or indirectly, be the legal and beneficial owner of 100% of the equity interests of, and have the power (whether by way of ownership of shares, proxy, contract, agency or otherwise) to control, their consolidated subsidiaries;

(iv)

GDS Holdings is not or cease to be, directly or indirectly, the legal and beneficial owner of all equity interests held by it in the relevant borrowing subsidiaries, or have the power (whether by way of ownership of shares, proxy, contract, agency or otherwise) to control the relevant borrowing subsidiaries;

(v)	there are changes in the shareholding structure of a principal operating subsidiary of GDS Holdings, as defined in the relevant loan facility agreement;
(vi)

there are changes in the controlling shareholders or the beneficial owners of the relevant borrowing subsidiaries which could have a material adverse effect on their performance of the loan facility agreements; and

(vii)

the IDC license of GDS Beijing, the borrowing subsidiaries, other affiliated entities, or the authorization by GDS Beijing to one such subsidiary to operate the data center business and provide IDC services under the auspices of the IDC license held by GDS Beijing, is cancelled or fails to be renewed on or before the expiry date.

There are certain other events in the loan facility agreements the occurrence of which could obligate GDS Holdings to notify the lender or repay any loans outstanding immediately or on an accelerated repayment schedule, including, among others, if the borrowing subsidiary fails to use the loan in accordance with the use of proceeds as provided in the loan facility agreement, the borrowing subsidiary violates or fails to perform any of its commitments under the loan facility agreement, or if GDS Holdings fails to maintain its shares listed on at least one of the following stock exchanges before the maturity date under the relevant loan facility agreement: (i) Nasdaq; or (ii) The Singapore Exchange Securities Trading Limited; or (iii) The Hong Kong Stock Exchange; or (iv) any other stock exchange acceptable to the lender. In addition, the terms of these loan agreements include financial covenants that limit certain financial ratios, such as the gross leverage ratio and net debt to EBITDA ratio, during the relevant period, as defined in the agreements. The terms of these loan agreements also include cross default provisions which could be triggered if the Company (i) fails to repay any financial indebtedness in an aggregate amount equivalent to or exceeding RMB50,000 when due or within any originally applicable grace period; (ii) fails to repay any financial indebtedness or perform any of its obligations under any agreement which could have a material adverse effect on its performance of the loan facility agreements; (iii) fails to repay any financial indebtedness raised with any financial institution; or (iv) fails to perform any loan facility agreement with any financial institution which could result in immediate or accelerated repayment of the financial indebtedness or downgrading of the borrowing subsidiary by any credit rating agency administered by the People’s Bank of China (“PBOC”) in accordance with the regulations promulgated by PBOC governing loan market rating standards. As of December 31, 2024, the Company was in compliance with all of the abovementioned covenants.